Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2018		$ 6,238	$ 6,749,775	$ (25,000)	$ (5,457,487)	$ 1,273,526
Balance shares at Jun. 30, 2018		6,237,673
Cumulative effect of change in accounting principle					3,493	3,493
Balance at restated at Jun. 30, 2018		$ 6,238	6,749,775	(25,000)	(5,453,994)	1,277,019
Balance shares at restated at Jun. 30, 2018		6,237,673
Balance at Jul. 02, 2018		$ 6,238	6,749,775	(25,000)	(5,457,487)	1,273,526
Balance shares at Jul. 02, 2018		6,237,673
Balance at Jun. 30, 2018		$ 6,238	6,749,775	(25,000)	(5,457,487)	1,273,526
Balance shares at Jun. 30, 2018		6,237,673
Balance at restated at Jun. 30, 2018		$ 6,238	6,749,775	(25,000)	(5,453,994)	1,277,019
Balance shares at restated at Jun. 30, 2018		6,237,673
Proceeds from subscription receivable						25,000
Net loss						(5,576,377)
Balance at Jun. 30, 2019		$ 6,861	12,497,228		(11,030,371)	1,473,718
Balance shares at Jun. 30, 2019		6,860,246
Balance at Jul. 02, 2018		$ 6,238	6,749,775	(25,000)	(5,457,487)	1,273,526
Balance shares at Jul. 02, 2018		6,237,673
Balance at restated at Jul. 02, 2018		$ 6,238	6,749,775	(25,000)	(5,453,994)	1,277,019
Balance shares at restated at Jul. 02, 2018		6,237,673
Proceeds from subscription receivable				25,000		25,000
Common stock issued to employees for compensation		$ 39	157,383			157,422
Common stock issued to employees for compensation, shares		39,419
Common stock issued to vendors for compensation		$ 47	162,221			162,268
Common stock issued to vendors for compensation, shares		46,967
Common stock issued to satisfy contingent liability		$ 23	90,645			90,668
Common stock issued to satisfy contingent liability, shares		22,667
Stock option-based compensation expense			2,429,960			2,429,960
Stock option-based board of directors expense			897,391			897,391
Sales of common stock to investors		$ 514	2,009,853			2,010,367
Sales of common stock to investors, shares		513,520
Net loss					(5,576,377)	(5,576,377)
Balance at Jun. 30, 2019		$ 6,861	12,497,228		(11,030,371)	1,473,718
Balance shares at Jun. 30, 2019		6,860,246
Common stock issued to convertible promissory note holders for prepaid interest		$ 53	237,090			237,143
Common stock issued to convertible promissory note holders for prepaid interest, shares		51,081
Common stock issued to convertible promissory note holders as additional consideration		$ 39	156,810			156,849
Common stock issued to convertible promissory note holders as additional consideration, shares		38,762
Common stock issued to vendors for compensation		$ 24	101,475			101,499
Common stock issued to vendors for compensation, shares		23,681
Stock option-based compensation expense			1,624,761			1,624,761
Stock option-based board of directors expense			126,840			126,840
Net loss					(3,583,010)	(3,583,010)
Balance at Mar. 31, 2020		$ 6,977	14,744,204		(14,613,381)	137,800
Balance shares at Mar. 31, 2020		6,973,770
Balance at Jun. 30, 2019		$ 6,861	12,497,228		(11,030,371)	1,473,718
Balance shares at Jun. 30, 2019		6,860,246
Cumulative effect of change in accounting principle
Proceeds from subscription receivable
Common stock issued to convertible promissory note holders for prepaid interest		$ 57	257,837			257,894
Common stock issued to convertible promissory note holders for prepaid interest, shares		57,234
Common stock issued to convertible promissory note holders as additional consideration		$ 45	173,726			173,771
Common stock issued to convertible promissory note holders as additional consideration, shares		44,506
Common stock issued to employees for compensation		$ 20	91,735			91,755
Common stock issued to employees for compensation, shares		20,390
Common stock issued to vendors for compensation		$ 24	101,475			101,499
Common stock issued to vendors for compensation, shares		23,681
Common stock issued to satisfy contingent liability		$ 28	126,683			126,711
Common stock issued to satisfy contingent liability, shares		28,158
Stock option-based compensation expense			2,288,258			2,288,258
Stock option-based board of directors expense			167,055			167,055
Sales of common stock to investors		$ 1	6,999			7,000
Sales of common stock to investors, shares		1,556
Net loss					(4,993,350)	(4,993,350)
Balance at Jun. 30, 2020		$ 7,036	15,710,996		(16,023,721)	(305,689)
Balance shares at Jun. 30, 2020		7,035,771
Common stock issued to convertible promissory note holders for prepaid interest		$ 30	147,470			147,500
Common stock issued to convertible promissory note holders for prepaid interest, shares		29,500
Common stock issued to convertible promissory note holders as additional consideration		$ 43	192,347			192,390
Common stock issued to convertible promissory note holders as additional consideration, shares		44,250
Common stock issued to vendors for compensation		$ 21	94,230			94,251
Common stock issued to vendors for compensation, shares		20,789
Stock option-based compensation expense			1,984,075			1,984,075
Stock option-based board of directors expense			125,605			125,605
Sales of common stock to investors		$ 77	345,933			346,010
Sales of common stock to investors, shares		76,871
Common stock issued for convertible notes conversion		$ 332	1,486,728			1,487,060
Common stock issued for convertible notes conversion, shares		332,063
Net loss					(3,248,600)	(3,248,600)
Balance at Mar. 31, 2021		$ 7,539	$ 20,087,384		$ (19,272,321)	$ 822,602
Balance shares at Mar. 31, 2021	[1]	7,539,244

[1]	Includes 4,731 shares of common stock to be issued upon receipt of stock subscription receivable